Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes
—
Note 16
Income taxes
“Income tax expense” consisted of the

following:
($ in millions) 2022 2021 2020
Current taxes

1,101 1,346 776
Deferred taxes

(344) (289) (280)
Income tax expense allocated

to continuing operations

757 1,057 496
Income tax expense

(benefit) allocated to discontinued

operations

(5) (1) 322
Income tax expense from continuing

operations is reconciled below

from the Company’s weighted
‑
average
global tax rate (rather than from the

Swiss domestic statutory tax rate)

as the parent company of

the ABB
Group, ABB Ltd, is domiciled in Switzerland

and income generated

in jurisdictions outside of Switzerland
(hereafter “foreign jurisdictions”) which

has already been subject to

corporate income tax in those

foreign
jurisdictions is, to a large extent,

tax exempt in Switzerland. There

is no requirement in Switzerland

for any
parent company of a group to

file a tax return of the consolidated

group determining domestic and

foreign
pre ‑
tax income. As the Company’s consolidated

income from continuing operations

is predominantly earned
outside of Switzerland, the weighted
‑
average global tax rate of the Company

results from enacted corporate
income tax rates in foreign jurisdictions.
The reconciliation of “Income tax expense

from continuing operations”

at the weighted
‑
average tax rate to the
effective tax rate is as follows:
($ in millions, except % data) 2022 2021 2020
Income from continuing

operations before

income taxes
3,394 5,787 841
Weighted-average global

tax rate
23.6% 23.7% 22.9%
Income taxes at weighted-average

tax rate

800 1,371 193
Items taxed at rates other

than the weighted-average

tax rate

127 176 3
Unrecognized tax benefits (83) 151 (38)
Changes in valuation

allowance, net

(195) (95) 29
Effects of changes in tax laws

and enacted tax rates

(19) 1 23
Non-deductible / non-taxable

items
97 (542) 232
Other, net

30 (5) 54
Income tax expense

from continuing operations
757 1,057 496
Effective tax rate for

the year
22.3% 18.3% 59.0%
The allocation of consolidated

income from continuing operations,

which is predominantly earned

outside of
Switzerland, impacts the “weighted-average

global tax rate”. In 2021, gains on sales

of businesses increased
the weighted-average global

tax rate by approximately
1

percent.
In 2022, “Items taxed at rates other than

the weighted-average tax rate” included

$
53

million for dividends
received in holding entities

which could not fully benefit from the participation

exemption. In 2021, this
included $ 107

million for certain amounts related to the

divestment of the Dodge business,

while in 2020 the
amount was not significant.
In 2022, “Changes in valuation

allowance, net” included

positive impacts from changes

in certain outlooks in
Asia of $ 22

million, Europe of $
23

million and the Americas of $
208

million, offset by negative impacts

from
changes in certain outlooks in Europe

of $
55

million. In 2021, the amount included

positive impacts from
changes in certain outlooks in Europe

of $
82

million. In 2020, the amount predominantly

reflects increases in
the valuation allowance

resulting from changes in the expectations

at that time of future economic

conditions
due to impacts at that time on the Company’s

business from the COVID-19 pandemic.
In 2022,

“Effects of changes in tax laws

and enacted tax rates” primarily

reflect the impact of changes

to tax
rates in Europe for $ 25

million. In 2021, the amount was

not significant. In 2020, the amount

primarily reflects
the impact of changes to tax rates in

certain countries in Asia for $
16

million.
In 2022, “Non-deductible / non-taxable

items” includes the tax impact

of $
65

million for the non-deductible
regulatory penalties in connection

with the Kusile project offset partially by the impact

of the non-taxable gain
from the sale of the remaining

investment in Hitachi Energy. In 2021, this includes $
567

million in reported
income tax benefits primarily due

to impacts of divestments and

internal reorganizations

where the reported
net gain from sale of businesses exceeded

the related taxable

gain as well as the impact of a recognition

of
previously unrecognized

outside basis differences.

In 2020, the negative impact from

these items was
$ 232

million and included $
82

million for the impairment of non-deductible

goodwill. The amount in 2020 also
includes $ 62

million relating to non-operational

pension costs resulting from the settlement of

certain defined
benefit plans which were principally

not deductible.

In all periods, the amounts reported also

include other
items that were deducted for financial

accounting purposes but are

typically not tax deductible, such as
certain interest expense costs, local

taxes on productive activities, disallowed

amounts for meals and
entertainment expenses and other similar

items.
In 2022 and 2021, “Unrecognized

tax benefits” in the table above

included a net benefit of $
95

million and
$ 150

million, respectively, related to the interpretation for tax law and double tax treaty agreements

by
competent tax authorities. The amount

in 2020 included a benefit

of $
20

million.
In 2020 “Other, net” included an expense of $ 54

million, related to the

finalization of tax audits in Europe.
Deferred tax assets and liabilities

(excluding amounts held for sale

and in discontinued operations)

consisted
of the following:
December 31, ($ in millions) 2022 2021
Deferred tax assets:
Unused tax losses and

credits

462 551
Provisions and other accrued

liabilities

756 757
Other current assets including

receivables
100 104
Pension

283 338
Inventories

304 266
Intangible assets 1,154 1,135
Other

66 57
Total gross deferred tax asset 3,125 3,208
Valuation allowance

(1,000) (1,263)
Total gross deferred tax asset, net

of valuation allowance
2,125 1,945
Deferred tax liabilities:
Property, plant and equipment

(232) (245)
Intangible assets (237) (281)
Other assets (91) (107)
Pension (318) (302)
Other liabilities

(200) (175)
Inventories

(44) (35)
Unremitted earnings of

subsidiaries
(336) (308)
Total gross deferred tax liability (1,458) (1,453)
Net deferred tax asset

(liability
) 667 492
Included in:
“Deferred taxes”—non-current

assets
1,396 1,177
“Deferred taxes”—non-current

liabilities
(729) (685)
Net deferred tax asset

(liability)
667 492
Certain entities have deferred tax

assets related to net operating

loss carry
‑
forwards and other items. As
recognition of these assets in certain

entities did not meet the more

likely than not criterion, valuation
allowances have been

recorded.

“Unused tax losses and credits” at

December 31, 2022 and 2021, in

the
table above, included $ 80

million and $
93

million, respectively, for which the Company has established

a
valuation allowance as, due to limitations

imposed by the relevant

tax law, the Company determined that,
more likely than not, such deferred

tax assets would not be realized.
The valuation allowance

at December 31, 2022, 2021 and

2020, was $
1,000

million, $
1,263

million and
$ 1,518

million, respectively.
Certain amounts included in

deferred tax assets for intangible

assets result from intercompany transactions
occurring at fair market value

for which no corresponding accounting

basis exists.
At December 31, 2022 and 2021,

deferred tax liabilities totaling $
336

million and $
308

million, respectively,
have been provided for withholding

taxes, dividend distribution taxes or additional

corporate income taxes
(hereafter “withholding taxes”) on unremitted

earnings which will be

payable in foreign jurisdictions in the
event of repatriation of the foreign

earnings to Switzerland. Income

which has been generated

outside of
Switzerland and has already

been subject to corporate income

tax in such foreign jurisdictions is,

to a large
extent, tax exempt in Switzerland and

therefore, generally

no or only limited Swiss income

tax has to be
provided for on the repatriated earnings

of foreign subsidiaries.
Certain countries levy withholding

taxes on dividend distributions and

these taxes cannot always be

fully
reclaimed by the Company’s relevant subsidiary

receiving the dividend

although the taxes have to be
withheld and paid by the relevant

subsidiary distributing such dividend.

In 2022 and 2021, certain taxes arose
in certain foreign jurisdictions

for which the technical merits do

not allow utilization of benefits.

At
December 31, 2022 and 2021,

foreign subsidiary retained earnings

which would be subject to withholding
taxes upon distribution were approximately

$
100

million and $
100

million, respectively. These earnings were
considered as indefinitely

reinvested, as these funds are

used for financing current operations

as well as
business growth through working

capital and capital expenditure

in those countries and, consequently, no
deferred tax liability was recorded.
At December 31, 2022, net operating

loss carry
‑ forwards of $ 1,806

million and tax credits of

$
57

million were
available to reduce future income

taxes of certain subsidiaries.

Of these amounts, $
809

million of operating
loss carry-forwards and $ 47

million of tax credits will expire

in varying amounts through 2046, while

the
remainder are available

for carryforward indefinitely. The largest amount of these carry
‑
forwards related to
the Company’s Europe operations.
Unrecognized tax benefits consisted

of the following:
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized

tax items on January

1, 2020
1,106 233 1,339
Net change due to acquisitions

and divestments

1 — 1
Increase relating to prior

year tax positions

298 96 394
Decrease relating to prior

year tax positions

(161) (57) (218)
Increase relating to current

year tax positions

390 5 395
Decrease due to settlements

with tax authorities

(340) (75) (415)
Decrease as a result of

the applicable statute of

limitations

(59) (16) (75)
Exchange rate differences

63 6 69
Balance at December 31,

2020, which would,

if recognized, affect
the effective tax rate 1,298 192 1,490
Net change due to acquisitions

and divestments

16 (6) 10
Increase relating to prior

year tax positions

240 58 298
Decrease relating to prior

year tax positions

(42) (3) (45)
Increase relating to current

year tax positions

98 7 105
Decrease due to settlements

with tax authorities

(175) (20) (195)
Decrease as a result of

the applicable statute of

limitations

(72) (22) (94)
Exchange rate differences

(41) (7) (48)
Balance at December 31,

2021, which would,

if recognized, affect
the effective tax rate 1,322 199 1,521
Increase relating to prior

year tax positions

26 36 62
Decrease relating to prior

year tax positions

(98) (12) (110)
Increase relating to current

year tax positions

80 4 84
Decrease due to settlements

with tax authorities

(31) (14) (45)
Decrease as a result of

the applicable statute of

limitations

(71) (23) (94)
Exchange rate differences

(58) (10) (68)
Balance at December 31,

2022, which would,

if recognized, affect
the effective tax rate 1,170 180 1,350
In 2022 and 2021, “Increase relating

to current year tax positions” included

a total of $
69

million and

$ 72

million, respectively, in taxes related to the interpretation of tax law and double tax treaty agreements

by
competent tax authorities.

In 2020, “Increase relating to current

year tax positions”, included

a total of $
381

million in taxes related to the
interpretation of tax law and double

tax treaty agreements by competent

tax authorities. In 2020, $
301

million
of the $ 381

million is reported as Income

tax expense in discontinued

operations.
In 2022, “Increase relating to prior year

tax positions” included $
26

million, predominantly from Asia and
Europe.
In 2021 “Increase relating to prior

year tax positions” included

a total of $
240

million related to the
interpretation of tax law and double

tax treaty agreements by competent

tax authorities in Europe.
In 2020, “Increase relating to prior year

tax positions” is predominantly

related to the interpretation of

tax law
and double tax treaty agreements

by competent tax authorities

in Europe, of which $
73

million is reported as
Income tax expense in discontinued

operations.
In 2022, “Decrease relating to prior

year tax positions” included

$
94

million for a decrease in tax risk
assessments

in Europe.
In 2021, “Decrease relating to prior

year tax positions” of $
42

million included $
33

million related to tax risk
assessments in Europe.
In 2020, “Decrease relating to prior

year tax positions” included

a total of $
85

million related to a change

of
interpretation of tax law in Asia and

changed tax risk assessments

in Europe of $
59

million.
In 2022, “Decrease due to settlements

with tax authorities” is predominantly

related to tax assessments
received in Asia and Europe.

In 2021,
“Decrease due to settlements

with tax authorities” is predominantly

related to tax assessments
received in Europe.

In 2020, “Decrease due to settlements

with tax authorities” is predominantly

related to closed tax audits in
Europe.
At December 31, 2022,

the Company expected the

resolution, within the next

twelve months, of unrecognized
tax benefits related to pending

court cases amounting to $
63

million for income taxes, penalties

and interest.
Otherwise, the Company had not identified

any other significant

changes which were considered

reasonably
possible to occur within the next twelve

months.
At December 31, 2022, the earliest

significant open tax years that

remained subject to examination

were the
following:
Region Year
Europe

2015
United States 2019
Rest of Americas 2018
China 2013
Rest of Asia, Middle East

and Africa

2017